Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan (Abstract)
Equity Incentive Plan
23.	Equity Incentive Plan:

The Company measures stock-based compensation cost at grant date, based on the estimated fair value of the award which is determined by the closing price of the Company's common stock traded on the NYSE on the grant date, and recognizes the cost as expense on a straight-line basis (net of estimated forfeitures) over the vesting period. The expense is recorded in the general and administrative expenses in the accompanying consolidated statements of income. Aegean is incorporated in a non-taxable jurisdiction and accordingly, no deferred tax assets are recognized for these stock-based incentive awards.

On November 2, 2006, the Company's Board of Directors adopted the 2006 Equity Incentive Plan ("2006 Plan"), under which the Company's officers, key employees and directors are eligible to receive stock-based incentive awards including nonvested stock, nonvested stock units (with or without dividend equivalents), unrestricted stock, at-the-money nonqualified stock options and stock appreciation rights. The 2006 Plan is administered by the Compensation Committee of the Company's board of directors and the aggregate number of shares of common stock reserved under this plan is 4,053,500. The Company's board of directors may terminate the 2006 Plan at any time. The 2006 Plan expires ten years from the date of adoption.

All grants of nonvested stock issued under the 2006 Plan are subject to accelerated vesting upon certain circumstances set forth in the 2006 Plan. The following table summarizes the status of the Company's non-vested shares outstanding for the years ended December 31, 2010 and 2011:

	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2009	385,609	24.03
Granted	211,250	25.61
Vested	(127,116)	21.16
Forfeited	(3,033)	25.14
At December 31, 2010	466,710	25.52
Granted	487,450	7.26
Vested	(121,086)	20.02
At December 31, 2011	833,074	15.64

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 were $1,608, $2,570 and $847, respectively.

Total compensation cost of $3,459, $4,084 and $3,963 was recognized and included under general and administrative expenses in the accompanying consolidated statements of income for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $6,124 of total unrecognized compensation cost related to non-vested share-based compensation awards. This unrecognized compensation cost at December 31, 2011, is expected to be recognized as compensation expense over a weighted average period of 2.1 years as follows:

Amount
2012	3,424
2013	2,085
2014	609
2015	6
6,124